CAPITAL AND RESERVES	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
CAPITAL AND RESERVES

13.	CAPITAL AND RESERVES

Common Shares

On May 14, 2024, the Company renewed its normal course issuer bid (“NCIB”) pursuant to which it was authorized to purchase up to approximately 9.47 million Common Shares, representing approximately 5% of the total 189 million Common Shares issued and outstanding as of May 1, 2024. The NCIB terminated May 28, 2025.

During the term of the NCIB, the Company acquired Common Shares primarily to satisfy obligations under its stock-based compensation plans, including the settlement of restricted share units.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED

On May 30, 2025, the Company announced a new share repurchase authorization, pursuant to which it may repurchase up to the lesser of 35 million shares, or $150 million in value. Repurchases may be made from time to time at prevailing market prices, subject to applicable Canadian securities laws. The program does not have a fixed expiration date and may be suspended or discontinued at any time. The program does not obligate the company to acquire any specific number of Common Shares. From May 30, 2025 through March 31, 2026, the Company has repurchased 7.1 million Common Shares in aggregate under the share repurchase authorization for $30.4 million.

All Common Shares rank equally with regards to the Company’s residual assets. The following table presents the change in issued Common Shares for the periods presented (in thousands):

	As of
	March 31, 2026	December 31, 2025
Common Shares Issued, Beginning Balance	210,478	202,941
Stock Options Exercised	155	4,390
Release of Restricted Stock Units	2,865	10,716
Retirement of Shares	—	(7,569)
Common Shares Issued, Ending Balance	213,498	210,478

Treasury Stock

Treasury stock represents Common Shares repurchased by the Company and is recognized at cost as a reduction of shareholder’s equity. Treasury stock is subsequently reissued in connection with stock-based compensation awards or retired.

As of March 31, 2026 the Company did not hold any treasury stock.